Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 138,833	SFr 148,345
of which encumbered	94,237	103,245
Fair value of collateral received with the right to sell or repledge	429,342	444,852
of which sold or repledged	SFr 331,432	SFr 336,301